CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash Flows from Operating Activities
Net loss	$ (502)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	212
Amortization of unfavorable and favorable contracts	73
Share of results from associated companies	65
Share-based compensation expense	2
Contingent consideration recognized	0
Unrealized loss related to derivative financial instruments	33
Loss on impairment of long-lived assets	0
Deferred tax (benefit) expense	(26)
Unrealized loss on marketable securities	35
Net loss on debt extinguishment	22
Amortization of discount on debt	18
Other cash movements in operating activities
Distributions received from associated company	2
Payments for long-term maintenance	(37)
Settlement of payment-in-kind interest on senior secured notes	(39)
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable	(20)
Trade accounts payable	8
Prepaid expenses	3
Related party receivables	20
Related party payables	(17)
Other assets	(46)
Other liabilities	4
Deferred revenue	8
Other, net	(2)
Net cash flows from operating activities	(184)
Cash Flows from Investing Activities
Additions to newbuildings	0
Additions to drilling units and equipment	(27)
Contingent consideration received	16
Proceeds from disposal of drilling units	0
Payments received from loans granted to related parties	0
Net cash flows from investing activities	(11)
Cash Flows from Financing Activities
Repayments of secured credit facilities	(10)
Redemption of senior secured notes	(333)
Net cash used in financing activities	(343)
Effect of exchange rate changes on cash	4
Net decrease in cash and cash equivalents, including restricted cash	(534)
Cash and cash equivalents, including restricted cash, at beginning of the period	2,003
Cash and cash equivalents, including restricted cash, at the end of period	1,469
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest	(219)
Taxes paid	$ (25)
Predecessor
Cash Flows from Operating Activities
Net loss		$ (635)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation		391
Amortization of unfavorable and favorable contracts		(21)
Share of results from associated companies		(149)
Share-based compensation expense		3
Contingent consideration recognized		(7)
Unrealized loss related to derivative financial instruments		4
Loss on impairment of long-lived assets		414
Deferred tax (benefit) expense		(9)
Unrealized loss on marketable securities		3
Net loss on debt extinguishment		0
Amortization of discount on debt		0
Other cash movements in operating activities
Distributions received from associated company		17
Payments for long-term maintenance		(78)
Settlement of payment-in-kind interest on senior secured notes		0
Changes in operating assets and liabilities, net of effect of acquisitions and disposals
Trade accounts receivable		29
Trade accounts payable		4
Prepaid expenses		42
Related party receivables		(13)
Related party payables		(42)
Other assets		(62)
Other liabilities		1
Deferred revenue		(23)
Other, net		(1)
Net cash flows from operating activities		(132)
Cash Flows from Investing Activities
Additions to newbuildings		(1)
Additions to drilling units and equipment		(48)
Contingent consideration received		48
Proceeds from disposal of drilling units		126
Payments received from loans granted to related parties		24
Net cash flows from investing activities		149
Cash Flows from Financing Activities
Repayments of secured credit facilities		(153)
Redemption of senior secured notes		0
Net cash used in financing activities		(153)
Effect of exchange rate changes on cash		(5)
Net decrease in cash and cash equivalents, including restricted cash		(141)
Cash and cash equivalents, including restricted cash, at beginning of the period		1,359
Cash and cash equivalents, including restricted cash, at the end of period		1,218
Supplementary disclosure of cash flow information
Interest paid, net of capitalized interest		(38)
Taxes paid		$ (22)